Curian/Schroder Emerging Europe Fund Summary (Curian/Schroder Emerging Europe Fund)	0 Months Ended
Apr. 25, 2014
Curian/Schroder Emerging Europe Fund
Prospectus [Line Items]
Risk [Heading]	In the section entitled, “Summary Overview of Each Fund” for the Curian/Schroder Emerging Europe Fund under “Principal Risks of Investing in the Fund,” please add the following risk:
Risk Narrative [Text Block]
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.